Document and Entity Information	Jan. 14, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001651235
Document Type	8-K
Document Period End Date	Jan. 14, 2021
Entity Registrant Name	Acacia Communications, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37771
Entity Tax Identification Number	27-0291921
Entity Address, Address Line One	Three Mill and Main
Entity Address, Address Line Two	Place
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Maynard
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01754
City Area Code	(978)
Local Phone Number	938-4896
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ACIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false